NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 1 - NATURE AND CONTINUANCE OF OPERATIONS

The Company was incorporated on December 28, 2000, under the Company Act of the Province of British Columbia, Canada. On February 19, 2015 the Company changed its name from Rainchief Energy Inc. to Bit-X Financial Corporation. On October 27, 2015 the Company changed its name from Bit-X Financial Corporation to Digatrade Financial Corp. The Company is focused on developing blockchain technology services and building a profitable digital asset exchange platform that allows customers to trade digital assets and crypto-currencies. The Company is exploring new opportunities within the sector including Initial Coin Offerings “ICO’s”, Digital Corporate Finance “DCF” and blockchain consulting services.

In March 2015, the Company entered into an agreement with Mega Ideas Holdings Limited, dba ANX (“ANXPRO and ANX International”), a company incorporated and existing under the laws of Hong Kong. ANX owns a proprietary trading platform and provides operational support specializing in blockchain development services and exchange and transaction services for crypto-currencies (e.g. Bitcoin & Ethereum) and other digital assets.

The head office, principal address, and records office of the Company are located at 1500 West Georgia Street, Suite 1300, Vancouver, British Columbia, Canada, V6C 2Z6.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards on the basis that the Company is a going concern and will be able to meet its obligations and continue its operations for its next fiscal year. Several conditions as set out below cast uncertainties on the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon the financial support from its creditors, shareholders, and related parties, its ability to obtain financing for its development projects, and upon the attainment of future profitable operations.

The Company has not yet achieved profitable operations, and has accumulated losses of $4,848,469 since inception and working capital deficiency of $133,260 as at September 30, 2017; accordingly, the Company will need to raise additional funds through future issuance of securities or debt financing. Although the Company has raised funds in the past, there can be no assurance the Company will be able to raise sufficient funds in the future, in which case the Company may be unable to meet its obligations as they come due in the normal course of business. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operations.

The current cash resources are not adequate to pay the Company’s accounts payable and to meet its minimum commitments at the date of these financial statements, including planned corporate and administrative expenses, and other project implementation costs, accordingly, there is significant doubt about the Company’s ability to continue as a going concern. These financial statements do not give effect to adjustments that would be necessary to the carrying amounts and classifications of assets and liabilities should the Company be unable to continue as a going concern.